Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

At March 31, 2026 and December 31, 2025, intangible assets consisted of the following:

	Useful Life	March 31, 2026	December 31, 2025
Developed technology	1 Year	$2,230,000	$2,230,000
Trade name	1 Year	22,000	22,000
Internal-use software	3 Years	18,037	-
Goodwill		12,808,197	12,808,197
		15,078,234	15,060,197
Less: accumulated amortization		(656,833)	(93,833)
		$14,421,401	$14,966,364

At December 31, 2025, intangible assets consisted of the following:

	Useful Life	December 31, 2025
Developed technology	1 Year	$2,230,000
Trade name	1 Year	22,000
Goodwill		12,808,197
		15,060,197
Less: accumulated amortization		(93,833)
		$14,966,364

Schedule of Amortization of Intangible Assets Future Periods

Amortization of intangible assets, excluding internal-use software, which has not yet been placed in service as of March 31, 2026, attributable to future periods is as follows:

For the Twelve-month Period Ending March 31:	Amortization Amount
2027	$1,595,167
2028 and thereafter	-
$1,595,167
Amortization of intangible assets attributable to future periods is as follows:
For the Year Ending December 31:	Amortization Amount
2026	$2,158,167
2027 and thereafter	-
$2,158,167